Share-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended								1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Restricted Stock Target Awards Potentially Issuable [Member]	Sep. 30, 2013 2004 Incentive Stock Plan, as Amended [Member]	Sep. 30, 2013 Restricted Stock, Target Awards [Member]	Sep. 30, 2013 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2013 Restricted Stock, Target Awards, Issued, Not Yet Vested [Member]	Sep. 30, 2012 Restricted Stock, Target Awards, Issued, Not Yet Vested [Member]	Sep. 30, 2011 Smurfit Stone [Member]	May 27, 2011 Smurfit Stone [Member]	May 27, 2011 Smurfit Stone [Member] Stock Options [Member]	Sep. 30, 2013 Employee Stock Purchase Plan [Member]	Sep. 30, 2013 Smurfit Stone [Member] Restricted Stock Target Awards Potentially Issuable [Member]	Sep. 30, 2013 Smurfit-Stone Incentive Plan [Member]	May 27, 2011 Smurfit-Stone Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					7,900,000										4,300,000			4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				800,000	2,800,000										700,000	100,000	2,600,000
Allocated Share-based Compensation Expense	$ 46.5	$ 29.2	$ 21.4
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	17.4	11.1	8.2
Expected term (in years)	5 years 10 months	5 years 4 months	5 years 2 months											3 years 6 months
Expected volatility	44.00%	47.30%	46.50%											48.80%
Risk-free rate	1.00%	0.80%	2.10%											1.10%
Expected dividends	1.40%	1.40%	1.40%											1.40%
Shares granted							197,860							1,314,251
Stock Options [Roll Forward]
Shares outstanding, beginning of period							1,341,969
Shares granted							197,860							1,314,251
Shares exercised							(312,293)
Shares expired							(3,200)
Shares forfeited							(40,585)
Shares outstanding, end of period							1,183,751	1,341,969
Weighted Average Exercise Price, outstanding, beginning of period							$ 41.73
Weighted Average Exercise Price, shares granted							$ 79.81
Weighted Average Exercise Price, shares exercised							$ 31.83
Weighted Average Exercise Price, shares expired							$ 34.50
Weighted Average Exercise Price, shares forfeited							$ 66.29
Weighted Average Exercise Price, outstanding, end of period							$ 49.88	$ 41.73
Aggregate Intrinsic Value, Outstanding at end of period							60.8
Aggregate Intrinsic Value, Exercisable at end of period							46.1
Shares, Exercisable at end of period							698,916
Weighted Average Exercise Price, exercisable at end of period							$ 35.31
Weighted Average Remaining Contractual Term, Outstanding at end of period							6 years 5 months
Weighted Average Remaining Contractual Term, Exercisable							4 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number							1,164,815
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price							$ 49.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term							6 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value							60.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 29.09	$ 23.81	$ 41.09					$ 42.89
Aggregate intrinsic value of options exercised							16.1	13.5	31.7
Common Stock, Shares, Issued										100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years					3 years	3 years
Fair value of share-based awards issued in the acquisition												56.4	56.4	56.4
Excess tax benefits from share-based compensation	6.0	10.0	0
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 13.4	$ 17.3	$ 34.9
Share-based Compensation Arrangement by Share-based Payment Award, Contractual Term, Maximum							P10Y